Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our chief executive officer (our principal executive officer, or PEO) and our other named executive officers and certain financial performance of the Company. The following table depicts the relationship between total compensation per the Summary Compensation Table, compensation actually paid, value of a $100 fixed investment based on total shareholder return and net income (loss) for the years ended December 31, 2024, 2023 and 2022.

Pay-Versus-Performance Table

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	$ Millions Net Income (Loss)
2024	$1,240,467	$1,508,229	$739,639	$856,016	$94.08	$(6.2)
2023	$663,900	$2,115,059	$478,636	$1,150,349	$73.19	$(8.1)
2022	$526,043	$179,597	$352,853	$187,646	$7.47	$(10.7)

(1)
For 2024 2023 and 2022, our PEO was Paul Gudonis and our non-PEO named executive officers were David Henry and Harry Kovelman.
(2)
Compensation actually paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2024	2023	2022
Summary Compensation Table - Total Compensation	$1,240,467	$663,900	$526,043
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(453,700)	(137,342)	(186,262)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	837,200	1,337,670	38,355
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	178,750	(2,151)	(144,860)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	12,342	19,012
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(294,488)	240,640	(72,691)
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$1,508,229	$2,115,059	$179,597

(3)
Compensation actually paid to our NEO's (excluding the PEO) reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2024	2023	2022
Summary Compensation Table - Total Compensation	$739,639	$478,636	$352,853
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(214,635)	(64,842)	(94,993)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	396,060	611,220	17,771
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	75,075	(110)	(71,460)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	12,342	17,500
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(140,123)	113,103	(34,025)
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$856,016	$1,150,349	$187,646

(4)
Based on the market price for our common stock of $6.845 on December 31, 2021, $0.5114 on December 31,2022, $5.01 on December 31, 2023, and $6.44 on December 31, 2024.

Analysis of Information Presented in the Pay Versus Performance Table

Our stock price rose significantly toward the end of 2023 and into 2024 in conjunction the announcement by the Centers for Medicare and Medicaid Services, or CMS, that they intended to reclassify our products to the brace benefit category, reimbursed on a lump sum basis, instead of their original classification and durable medical equipment, which is reimbursed on a rental basis. In addition, CMS published preliminary fees for our products at that time.

Compensation actually paid in 2024 and 2023 includes equity grants in 2023 that were made when the grant date fair value was significantly lower than the stock price at the end of both 2023 and 2024. However, the value of a $100 investment as of December 31, 2024, reflects the stock price at the beginning of 2022. An investor at the beginning of 2023, however, would have experienced a more than ten-fold increase in the value of their investment. In this context, the compensation actually paid in 2024 and 2023 is in line with what investors have experienced since 2023.

Comparing the compensation actually paid in 2024 to amounts reported in the Executive Compensation table, compensation actually paid to the PEO was higher by 22% in 2024, while the average of the non-PEO named executive officers was higher by 16%. This is in line with providing the PEO higher cash and equity compensation compared to his direct reports. In 2023, the compensation actually paid to the PEO was higher by 219% and the average of the named executive officers was higher by 140%. The cash paid to the PEO increased by a higher percentage than the average of the named executive officers has his compensation included a larger amount of equity, which was impacted by the increasing stock price in 2024 and 2023.

We have generated net losses since inception. Net losses have decreased since 2022, while the compensation actually paid has increased over that same time. The reduction in loss since 2022 reflects the fact that revenue in 2024 is more than double the revenue in 2022. Since we are in a net loss position, we believe investors value our company based on the prospects for revenue growth driven by the coverage now being provided for our products by Medicare.

Equity Compensation Plan Information

The following table sets forth information regarding our equity compensation plans as of December 31, 2024:

Plan Category	Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights	Weighted-average Exercise Price of Outstanding Options, Warrants and Rights ($)(1)	Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans (2)
Equity compensation plans approved by stockholders	23,194	$42.98	484,470
Equity compensation plans not approved by stockholders	—	$—	—
Total	23,194	$42.98	484,470

(1)
Since RSUs do not have an exercise price, such units are not included in the weighted average exercise price calculation.
(2)
Represents the shares remaining available for issuance under the Amended 2018 Stock Option and Incentive Plan (the “Amended 2018 Plan”), excluding the shares that were added to the plan as a result of the automatic annual increase on January 1, 2025. The Amended 2018 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1 by 4% of the outstanding number of shares of our common stock on the immediately preceding December 31 or such lesser number of shares as determined by the compensation committee. This number will be subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by us prior to vesting, satisfied without the issuance of stock, expire or are otherwise terminated, other than by exercise, under the Amended 2018 Plan, the Company’s 2016 Equity Incentive Plan, the Company’s 2014 Stock Option and Incentive Plan and the Company’s 2004 Stock Option and Grant Plan are added back to the shares available for grant.

Named Executive Officers, Footnote	For 2024 2023 and 2022, our PEO was Paul Gudonis and our non-PEO named executive officers were David Henry and Harry Kovelman.
PEO Total Compensation Amount	$ 1,240,467	$ 663,900	$ 526,043
PEO Actually Paid Compensation Amount	$ 1,508,229	2,115,059	179,597
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2024	2023	2022
Summary Compensation Table - Total Compensation	$1,240,467	$663,900	$526,043
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(453,700)	(137,342)	(186,262)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	837,200	1,337,670	38,355
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	178,750	(2,151)	(144,860)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	12,342	19,012
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(294,488)	240,640	(72,691)
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$1,508,229	$2,115,059	$179,597

Non-PEO NEO Average Total Compensation Amount	$ 739,639	478,636	352,853
Non-PEO NEO Average Compensation Actually Paid Amount	$ 856,016	1,150,349	187,646
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation actually paid to our NEO's (excluding the PEO) reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

	2024	2023	2022
Summary Compensation Table - Total Compensation	$739,639	$478,636	$352,853
Less - Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(214,635)	(64,842)	(94,993)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	396,060	611,220	17,771
(Less)/Plus - Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	75,075	(110)	(71,460)
Plus - Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	12,342	17,500
(Less)/Plus - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year	(140,123)	113,103	(34,025)
Less - Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years the Failed to Meet Applicable Vesting Conditions During the Fiscal Year	-	-	-
Compensation Actually Paid	$856,016	$1,150,349	$187,646

Compensation Actually Paid vs. Total Shareholder Return

Compensation actually paid in 2024 and 2023 includes equity grants in 2023 that were made when the grant date fair value was significantly lower than the stock price at the end of both 2023 and 2024. However, the value of a $100 investment as of December 31, 2024, reflects the stock price at the beginning of 2022. An investor at the beginning of 2023, however, would have experienced a more than ten-fold increase in the value of their investment. In this context, the compensation actually paid in 2024 and 2023 is in line with what investors have experienced since 2023.

Compensation Actually Paid vs. Net Income

We have generated net losses since inception. Net losses have decreased since 2022, while the compensation actually paid has increased over that same time. The reduction in loss since 2022 reflects the fact that revenue in 2024 is more than double the revenue in 2022. Since we are in a net loss position, we believe investors value our company based on the prospects for revenue growth driven by the coverage now being provided for our products by Medicare.

Compensation Actually Paid vs. Company Selected Measure

Comparing the compensation actually paid in 2024 to amounts reported in the Executive Compensation table, compensation actually paid to the PEO was higher by 22% in 2024, while the average of the non-PEO named executive officers was higher by 16%. This is in line with providing the PEO higher cash and equity compensation compared to his direct reports. In 2023, the compensation actually paid to the PEO was higher by 219% and the average of the named executive officers was higher by 140%. The cash paid to the PEO increased by a higher percentage than the average of the named executive officers has his compensation included a larger amount of equity, which was impacted by the increasing stock price in 2024 and 2023.

Total Shareholder Return Amount	$ 94.08	73.19	7.47
Net Income (Loss)	$ (6,200,000)	$ (8,100,000)	$ (10,700,000)
PEO Name	Paul Gudonis	Paul Gudonis	Paul Gudonis
Initial Fixed Investment Value	$ 100,000
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,635)	$ (64,842)	$ (94,993)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,060	611,220	17,771
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,075	(110)	(71,460)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	12,342	17,500
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(140,123)	113,103	(34,025)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,700)	(137,342)	(186,262)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	837,200	1,337,670	38,355
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,750	(2,151)	(144,860)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	12,342	19,012
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,488)	240,640	(72,691)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0